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                            LOEB & LOEB LLP

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                                                       nbeveridge@loeb.com

                                   Via EDGAR
June 8, 2006

John Reynolds, Assistant Director
Securities and Exchange Commission
150 F Street, NE
Washington, DC 20549
                     Re:Vector Intersect Security Acquisition Corporation
                     Form S-1 Registration Statement
                     File No. 333-127644

Dear Mr. Reynolds,

     On behalf of Vector Intersect Security Acquisition Corp., a Delaware
corporation (the "Company"), we transmit herewith for filing with the Securities and Exchange Commission (the "Commission"), pursuant to Section 6 of and
Regulation C under the Securities Act of 1933, as amended (the "Securities
Act"), and Rule 101(a)(1)(i) of Regulation S-T under the Commission's Electronic
Data Gathering and Retrieval System (EDGAR), one complete electronic version of
Amendment No. 2 ("Amendment No. 2") to the Company's Registration Statement on
Form S-1 (No. 333-127644), originally filed with the Commission on August 18,
2005, as amended on Amendment No. 1 thereto, filed with the Commission on
November 7, 2005 ("Amendment No. 1) (together, the "Registration Statement"), including one complete electronic version of the exhibits filed therewith. By overnight courier, we are transmitting three marked copies of the above referenced filing to reflect revisions from the prior submission.

     Amendment No. 2 responds to the comments heretofore received from the
Commission's Staff (the "Staff") by a letter dated December 13, 2005 (the
"Comment Letter") with respect to the Registration Statement. Other changes reflect developments since the filing of the initial Registration Statement and comments received from the National Association of Securities Dealers, Inc. For
the Staff's convenience, the Staff's comments have been restated below in bold type (the numbers thereof corresponding to the numbers of the Staff's comments contained in the Comment Letter) and the responses to each comment appear immediately below such comment. All capitalized terms used and not defined herein have the respective meanings assigned to them in the Comment Letter.

GENERAL

1.   PLEASE TELL US THE FACTORS YOU CONSIDERED IN DETERMINING TO VALUE THIS
     OFFERING AT $150,000,000. WHAT FACTORS DID YOU CONSIDER WHEN DETERMINING
     THAT YOU MIGHT NEED $141,000,000 IN THE TRUST FUND TO EFFECT THE BUSINESS
     COMBINATION CONTEMPLATED BY THE REGISTRATION STATEMENT? IT DOES NOT APPEAR
     TO THE STAFF AS THOUGH THE DETERMINATION TO VALUE THE OFFERING AT THIS
     AMOUNT IS AN ARBITRARY DECISION AND WE WOULD LIKE TO KNOW THE SPECIFIC
     FACTORS AND MOTIVATIONS BEHIND THE VALUATION. THIS

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     INCLUDES THE TIME PERIOD BEFORE THE COMPANY'S CORPORATE EXISTENCE WAS
     ESTABLISHED IN JULY OF 2005 AND ENCOMPASSES ANY AND ALL EVALUATIONS AND/OR
     DISCUSSIONS THAT MAY HAVE TAKEN PLACE PRIOR TO THE INVOLVEMENT OF THE
     PRINCIPALS WITH THE FORMAL ENTITY OF VECTOR INTERSECT SECURITY ACQUISITION.
     GIVEN MANAGEMENT'S EXTENSIVE AND HIGH-LEVEL EXPERIENCE EFFECTING
     ACQUISITIONS, THE PRECISE NATURE OF THEIR KNOWLEDGE ABOUT THEIR ABILITY TO
     EFFECT A COMBINATION WITH A COMPANY WHOSE FAIR MARKET VALUE IS EQUAL TO AT
     LEAST 80% OF THE COMPANY'S NET ASSETS MAY BE MATERIAL INFORMATION FOR WHICH
     APPROPRIATE DISCLOSURE IS REQUIRED. WE MAY HAVE FURTHER COMMENT.

     In response to the Staff's comment, we have added the following disclosure to page 2 in the Prospectus Summary and page 36 in the Section, "Effecting a Business Combination".

     "In determining the size and nature of this offering, management held extensive meetings with Rodman & Renshaw, both prior to inception of the
     Company and thereafter (including after the initial filing of the registration statement of which this prospectus forms a part), with respect to the state of capital markets, generally, and the amount Rodman & Renshaw believed it reasonably could raise on behalf of the Company given the
     Company's proposed target industries. Management believes that it would be able to pursue either spin-offs from larger third party transactions or smaller companies with attractive valuations that are in need of a new experienced management team. While neither management nor any of management's agents, representatives or affiliates has conducted any research or taken any measures, directly or indirectly, to locate or contact a target business, based upon management's experience acquiring companies, management believes that the size of the offering, and the amount to be held in trust, is adequate, especially when combined with the potential issuance of additional equity and/or debt securities, to acquire a company in one of our targeted industries."

2.   WE NOTE YOUR RESPONSE TO OUR PRIOR COMMENT 2. WE NOTE THAT THE DISCLOSURE
     ON PAGE 6 INDICATES THAT "ALL OF OUR EXISTING STOCKHOLDERS, INCLUDING ALL
     OF OUR OFFICERS AND DIRECTORS, HAVE AGREED TO VOTE THE SHARES OF COMMON
     STOCK THEN OWNED BY THEM IN ACCORDANCE WITH THE MAJORITY OF THE SHARES OF
     COMMON STOCK VOTED BY THE PUBLIC STOCKHOLDERS." (EMPHASIS ADDED) WE ALSO
     NOTE YOUR DISCLOSURE ON PAGE 13 THAT "ANY SHARES OF COMMON STOCK ACQUIRED
     BY EXISTING STOCKHOLDERS IN THE AFTERMARKET WILL BE CONSIDERED AS PART OF
     THE HOLDING OF THE PUBLIC STOCKHOLDERS AND WILL HAVE THE SAME

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     RIGHTS AS OTHER PUBLIC STOCKHOLDERS, INCLUDING VOTING AND REDEMPTION
     RIGHTS." FINALLY, WE NOTE YOUR DISCLOSURE ON PAGE 49 THAT "ANY SECURITIES
     ACQUIRED BY EXISTING STOCKHOLDERS IN THE AFTERMARKET WILL BE CONSIDERED TO
     BE PART OF THE HOLDING OF PUBLIC STOCKHOLDERS AND WILL HAVE THE SAME RIGHTS
     AS OTHER PUBLIC STOCKHOLDERS, INCLUDING VOTING AND REDEMPTION RIGHTS WITH
     RESPECT TO A POTENTIAL BUSINESS COMBINATION. ACCORDINGLY, THEY MAY VOTE ON
     A PROPOSED BUSINESS COMBINATION WITH RESPECT TO SHARES ACQUIRED IN THE
     AFTERMARKET ANY WAY THEY SO CHOOSE." REVISE TO PROVIDE THE DISCLOSURE IN
     YOUR RESPONSE THAT THE EXISTING STOCKHOLDERS WAIVE THEIR RIGHT TO EXERCISE
     REDEMPTION RIGHTS TO ANY SHARES OF COMMON STOCK OWNED, DIRECTLY OR
     INDIRECTLY, ON THE DATE OF THE PROSPECTUS OR ACQUIRED IN THE OFFERING OR IN
     THE OPEN MARKET OR OTHERWISE.

     In response to the Staff's comment we have revised the disclosure on pages
     8, 54 and 56 to indicate that with respect to any shares acquired by the existing stockholders in the aftermarket, such existing stockholders have agreed to waive their rights to participate in any liquidation occurring upon our failure to consummate a business combination.

3.   WE NOTE THE CONTINGENT NATURE OF PART OF THE UNDERWRITERS' COMPENSATION. IN
     LIGHT OF REGULATION M, PLEASE INCLUDE DISCLOSURE IN THE REGISTRATION
     STATEMENT REGARDING WHEN THE DISTRIBUTION ENDS. THIS DISCLOSURE MAY RELATE
     TO WHEN ALL OF THE SHARES HAVE BEEN SOLD, THERE ARE NO MORE SELLING
     EFFORTS, THERE IS NO MORE STABILIZATION OR THE OVERALLOTMENT HAS BEEN
     EXERCISED. NOTE THAT DISCLOSURE MERELY STATING THAT THE DISTRIBUTION ENDS
     AT THE CLOSING OF THE IPO IS INSUFFICIENT.

     In response to the Staff's comment, the disclosure in "Regulatory
     Restrictions on Purchase of Securities" on page 66 has been revised to reflect that the restricted period under Regulation M for this offering will have ended when all of the units have been distributed and any over-allotment and stabilization arrangements and trading restrictions in connection with the offering have been terminated.

4.   WE NOTE THAT THE FORM OF WARRANT PURCHASE AGREEMENT AMONG ISAAC APPLBAUM,
     MARC ABRAMOWITZ AND THE REPRESENTATIVE WHICH INDICATES THAT MESSRS.
     APPLBAUM AND ABRAMOWITZ WILL ENTER INTO AN AGREEMENT OR PLAN WITH RODMAN
     OR, WITH RODMAN'S CONSENT, AN INDEPENDENT BROKER-DEALER. IF THE PARTIES
     ENTER INTO A PLAN IN WHICH RODMAN ADMINISTERS THE PLAN AND IS ALSO ACTING
     AS FINDER FOR THE COMPANY WHERE RODMAN COULD RECEIVE MATERIAL NONPUBLIC
     INFORMATION, PLEASE EXPLAIN HOW THIS PLAN WOULD COMPLY WITH RULE 10B5- 1.

     The principals of the Company no longer intend to enter into such arrangements.

5.   WE NOTE YOUR DISCLOSURE THAT THE COMPONENTS OF YOUR UNITS WILL BEGIN
     TRADING SEPARATELY ON THE 20TH TRADING DAY FOLLOWING THE EARLIER TO OCCUR
     OF THE EXPIRATION OF THE UNDERWRITERS' OVER-ALLOTMENT OR ITS EXERCISE IN
     FULL "UNLESS RODMAN & RENSHAW, LLC DETERMINES THAT AN EARLIER DATE IS
     ACCEPTABLE." PLEASE REVISE TO DISCUSS THE

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     FACTORS THAT THE UNDERWRITER WILL CONSIDER IN MAKING THE DETERMINATION TO
     ALLOW EARLIER SEPARATE TRADING. IF THE UNDERWRITER DECIDES TO ALLOW
     SEPARATE TRADING BEFORE THE END OF 20TH TRADING DAY, DISCUSS HOW INVESTORS
     WILL BECOME AWARE OF THE ACCELERATION.

     We have revised the disclosure on page 59 to discuss the factors that the representative of the underwriters will consider in making its decision to allow earlier separate trading. We have also revised the disclosure to provide that the Company will file a Current Report on Form 8-K to notify its stockholders any earlier separate trading of the unit components.

6.   WE NOTE YOUR RESPONSE TO COMMENT 13 THAT THE COMPANY'S CEO RECEIVED
     UNSOLICITED COMMUNICATIONS BY A PERSON REPRESENTING A POTENTIAL BUSINESS
     ACQUISITION CANDIDATE WISHING TO DISCUSS A BUSINESS ACQUISITION
     TRANSACTION. REVISE YOUR PROSPECTUS TO ADDRESS THE RECEIPT OF THE
     UNSOLICITED COMMUNICATION AND THE COMPANY'S RESPONSE TO THAT SOLICITATION.
     WE MAY HAVE FURTHER COMMENT.

     In response to the Staff's comment, we have revised the prospectus to reflect that, following the initial filing of the Company's registration statement, the Company's former CEO received three unsolicited communications by people allegedly representing business acquisition candidates. In each case, the former CEO responded that, based upon the advice of counsel, he was unable and unwilling to discuss the offering or any potential business acquisition candidates until the offering has been completed.

RISK FACTORS, PAGE 10
---------------------

RISKS RELATED TO OUR TARGETED INDUSTRIES, PAGE 21
-------------------------------------------------

7.   YOU SHOULD PRESENT AS RISK FACTORS ONLY THOSE FACTORS THAT REPRESENT A
     MATERIAL RISK TO INVESTORS IN THIS OFFERING. DO NOT INCLUDE RISK FACTORS
     THAT COULD APPLY TO ANY ISSUER OR TO ANY OTHER OFFERING. SOME OF YOUR RISK
     FACTORS FIT INTO THIS CATEGORY AND YOU SHOULD REVISE TO EXPLAIN HOW EACH
     RISK FACTOR APPLIES TO YOUR COMPANY OR YOUR OFFERING OR YOU SHOULD DELETE
     THEM. FOR EXAMPLE, SEE RISK FACTORS EIGHT AND NINE.

     In response to the Staff's comment, we have deleted risk factor eight and revised risk factor nine and reviewed those other risk factors that might be deemed to apply to any issuer or to any other offering.

USE OF PROCEEDS, PAGE 26
------------------------

8.   WE NOTE THE STATEMENT ON PAGE 27 THAT "[T]HERE IS NO LIMIT ON THE AMOUNT OF
     ACCOUNTABLE OUT-OF-POCKET EXPENSES REIMBURSABLE BY US." PLEASE CLEARLY
     INDICATE WHETHER THESE OUT-OF-POCKET EXPENSES COULD BE REIMBURSED FROM THE
     PROCEEDS HELD IN TRUST UPON THE CONSUMMATION OF A BUSINESS COMBINATION.

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     In response to the Staff's comment, we have revised the disclosure on page
     34 to clarify that these out-of-pocket expenses may only be reimbursed from excess working capital, which will be funded from interest earned on the trust account, subject to a maximum of $1,500,000.

9.   PLEASE CLARIFY, IN FOOTNOTE 1, THE AMOUNT OF OFFERING EXPENSES ALREADY PAID
     FROM THE $175,000 RECEIVED FROM YOUR EXISTING SHAREHOLDERS.

     In response to the Staff's comment, we have revised the disclosure in footnote 1 to set forth the offering expenses that have already been paid from our existing stockholders.

PROPOSED BUSINESS, PAGE 33
--------------------------

WE HAVE NOT IDENTIFIED A TARGET BUSINESS, PAGE 34
-------------------------------------------------

10.  WE NOTE YOUR STATEMENT THAT "NONE OF OUR OFFICERS, DIRECTORS, PROMOTERS OR
     OTHER AFFILIATES IS CURRENTLY ENGAGED IN SUBSTANTIVE DISCUSSIONS ON OUR
     BEHALF . . . REGARDING THE POSSIBILITY OF A POTENTIAL MERGER, CAPITAL STOCK
     EXCHANGE, ASSET ACQUISITION OR OTHER SIMILAR BUSINESS COMBINATION . . . WE
     NOTE THAT THERE HAS BEEN NO DILIGENCE, SUBSTANTIVE DISCUSSIONS,
     NEGOTIATIONS AND/OR OTHER SIMILAR ACTIVITIES UNDERTAKEN . . . WITH RESPECT
     TO A BUSINESS COMBINATION TRANSACTION WITH US." (EMPHASIS ADDED) ADDRESS
     ALL OF THE DISCUSSIONS BY THE COMPANY WITH REPRESENTATIVES OF OTHER
     COMPANIES REGARDING A BUSINESS COMBINATION TRANSACTION. WE MAY HAVE FURTHER
     COMMENT.

     In respense to the Staff's comment, we have revised the relevant disclosure to refer to the contacts discussed in Comment 6 above. Other than as discussed in Comment 6, there have been no communications.

FACILITIES. PAGE 40
-------------------

11.  PLEASE INCLUDE THE DISCLOSURE REQUIRED BY ITEM 102 OF REGULATION S-K.
     PLEASE DESCRIBE ANY LEASING ARRANGEMENTS, INCLUDING COSTS.

     In response to the Staff's comment, we have revised the disclosure to indicate that the Company currently does not have any formal lease arrangement with respect to its use of the executive office space, but it may in the future enter into a leasing arrangement for office space with an unaffiliated third party or with certain of its officers and directors, in which case they may seek reasonable reimbursement not to exceed $7,500 per month for the use of such office space and administrative support.

CERTAIN TRANSACTIONS, PAGE 53
-----------------------------

12.  IF APPLICABLE, PLEASE DESCRIBE IN MORE DETAIL THE REIMBURSEMENT FOR THE
     OFFICE SPACE AS REQUIRED BY ITEM 404 OF REGULATION S-K.

     At the present time, no Company officer, director or stockholder is being reimbursed for lease expense in connection with the Company's office space.

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UNDERWRITING, PAGE 58
---------------------

FINANCIAL ADVISORY AGREEMENT, PAGE 60
-------------------------------------

13.  PLEASE FILE THE FINANCIAL ADVISORY AGREEMENT AS AN EXHIBIT.

     The form of financial advisory agreement the parties expect to enter into prior to the distribution of preliminary prospectuses in connection with the offering is being filed as an exhibit to Amendment No. 2.

                                                                **** *

     The Company hereby acknowledges and undertakes to comply with the requirements of Rules 460 and 461 under the Securities Act with respect to requests for acceleration of effectiveness of the Registration Statement.

     Should any member of the Staff have any questions or comments concerning this filing or the materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 2, please do not hesitate to contact the undersigned at (212) 407-4970 or Giovanni Caruso of this firm at (212) 407-4866.

                                             Very truly yours,

                                             Norwood P. Beveridge, Jr.
                                             of Loeb & Loeb LLP